CAPITAL ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions
The following table summarizes the Company's capital acquisitions and dispositions in the year ended December 31, 2024:

($ millions)	North Dakota Disposition (1)	Southern Alberta Disposition (2)	Swan Hills Disposition (3)	Non-core Saskatchewan Disposition (4)	Montney Infrastructure (5)	Other minor acquisitions and dispositions, net
Cash	(12.7)	12.1	80.5	531.6	400.0	(25.2)
Deferred consideration receivable	—	25.0	—	—	—	—
Consideration (paid) received	(12.7)	37.1	80.5	531.6	400.0	(25.2)

Working capital	—	—	—	—	—	(6.0)
Exploration and evaluation	—	—	—	—	—	15.8
Property, plant and equipment	1.6	(129.5)	(117.5)	(635.8)	(402.6)	19.3
Goodwill	—	(3.7)	(2.9)	—	—	—
Other long-term assets	—	—	—	—		(0.1)
Decommissioning liability	—	92.4	39.9	98.0	2.6	0.5
Derivative liability	—	—	3.5	—	—	—
Deferred income tax liability	—	—	—	—	—	(8.1)
Fair value of net assets acquired (Carrying value of net assets disposed)	1.6	(40.8)	(77.0)	(537.8)	(400.0)	21.4

Gain (loss) on capital dispositions	(11.1)	(3.7)	3.5	(6.2)	—	(3.8)
(1)Represents final adjustments on the transaction that closed in 2023. See Note 9 - "Discontinued Operations" for additional information.
(2)These assets were recorded as assets held for sale at December 31, 2023 and disposed on January 26, 2024.
(3)These assets were recorded as assets held for sale at December 31, 2023 and disposed on March 21, 2024.
(4)These assets were recorded as assets held for sale at March 31, 2024 and disposed on June 14, 2024. These assets were subject to impairment losses on PP&E and goodwill. For additional information, see Note 10 - "Property, Plant and Equipment" and Note 11 - "Goodwill", respectively.
(5)These assets were recorded as assets held for sale at September 30, 2024 and disposed on October 9, 2024.
The following table summarizes the Company's capital acquisitions and dispositions in the year ended December 31, 2023:

($ millions)	Hammerhead Acquisition (1) (2)	Kaybob Duvernay Acquisition	Alberta Montney Acquisition	North Dakota Disposition (3)	Other minor dispositions, net
Cash	(1,544.0)	(370.4)	(1,700.4)	504.6	17.3
Common shares	(493.0)	—	—	—	—
Deferred consideration receivable	—	—	—	81.2	—
Consideration (paid) received	(2,037.0)	(370.4)	(1,700.4)	585.8	17.3

Working capital	(116.7)	—	—	9.1	—
Derivative asset	12.3	—	—	—	—
Other long-term assets	—	—	0.1	—	—
Exploration and evaluation	354.8	52.1	108.3	(1.8)	(0.1)
Property, plant and equipment	2,406.6	323.7	1,616.6	(635.2)	(20.8)
Right-of-use asset	4.3	—	—	(1.0)	—
Goodwill	72.6	—	—	—	(0.6)
Long-term debt	(363.8)	—	—	—	—
Decommissioning liability	(9.9)	(5.4)	(24.6)	13.7	4.3
Derivative liability	(0.3)	—	—	19.0	—
Lease liability	(4.3)	—	—	1.1	—
Deferred income tax liability	(318.6)	—	—	—	—
Fair value of net assets acquired (Carrying value of net assets disposed)	2,037.0	370.4	1,700.4	(595.1)	(17.2)

Gain (loss) on capital dispositions	—	—	—	(9.3)	0.1
(1)Total net assets acquired excludes $696.6 million of commitments relating to transportation, $156.7 million related to gas processing and $4.8 million related to operating.
(2)Working capital includes $115.4 million of accounts receivable, $7.6 million of prepaids and deposits, and $239.7 million of accounts payable and accrued liabilities.
(3)Working capital includes $9.1 million of accounts payable and accrued liabilities.